PowerShares Fundamental High Yield Corporate Bond Portfolio (Prospectus Summary): | PowerShares Fundamental High Yield Corporate Bond Portfolio
PowerShares Fundamental High Yield ® Corporate Bond Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JULY 16, 2012 TO THE
PROSPECTUS DATED MARCH 1, 2012 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Build America Bond Portfolio
PowerShares CEF Income Composite Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio
PowerShares Convertible Securities Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares Fundamental High Yield ® Corporate Bond Portfolio
PowerShares Fundamental Investment Grade Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares International Corporate Bond Portfolio
PowerShares Preferred Portfolio
PowerShares Senior Loan Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

• Effective immediately, on page 38, the first paragraph in the section titled "PowerShares Fundamental High Yield® Corporate Bond Portfolio—Summary Information—Principal Investment Strategies" is deleted and replaced with the following:

The Fund generally will invest at least 80% of its total assets in high-yield corporate bonds that comprise the Underlying Index. The Underlying Index is comprised of U.S. dollar-denominated bonds registered for sale in the United States whose issuers are public companies listed on major U.S. stock exchanges. Only non-convertible, non-exchangeable, non-zero, fixed coupon investible high-yield corporate bonds qualify for inclusion in the Underlying Index. Bonds of foreign agencies, governments or supra-nationals, as well as those issuers that are not domiciled in the United States are excluded from the Underlying Index. Ryan ALM, Inc. compiles and calculates the Underlying Index, which measures potential returns based on the Fundamental Index® methodology developed by Research Affiliates, LLC ("Research Affiliates®" or the "Index Provider"). The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a "sampling" methodology to seek to achieve its investment objective.

Please Retain This Supplement For Future Reference.